Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 22,909,166	$ 23,969,950	$ 11,530,369
Adjustments to reconcile net income to net cash provided by operating activities:
Loss from disposal of property and equipment	63,441
Depreciation and amortization	1,814,528	1,001,862	390,327
Share-based compensation	3,998,548	2,156,710	2,220,167
Loss (gain) from equity in affiliates	(617,361)	21,347	25,137
Gain on change in fair value of trading securities			(55,875)
Gain on change in fair value of derivative liabilities			(354,000)
Changes in operating assets and liabilities:
Accounts receivable	(3,758,665)	(5,081,484)	(1,037,266)
Amounts due from related parties	(2,740,357)	(667,489)	(1,017,434)
Other current assets	(1,090,320)	42,358	(1,692,942)
Other non-current assets	(125,906)	(213,094)	(97,756)
Accrued payroll and welfare expenses	2,366,772	4,627,239	2,958,207
Income taxes payable	493,597	(4,631,970)	6,157,203
Other current liabilities	7,045,670	652,625	2,689,400
Other non-current liabilities	227,196	896,987	957,775
Uncertain tax position liabilities	(156,289)	168,926	98,577
Deferred tax assets and liabilities	(476,354)	(1,657,344)	(1,486,148)
Net cash provided by operating activities	29,953,666	21,286,623	21,431,109
Cash flows from investing activities:
Purchases of property and equipment	(1,888,748)	(3,583,215)	(1,159,247)
Internally developed intangible assets	(78,097)	(119,266)	(88,535)
Increase in short-term loan investment	(561,789)
Proceeds from sale of held-to-maturity securities	49,613,971	4,847,604	2,616,464
Purchase of held-to-maturity securities	(75,565,435)	(20,409,140)	(6,557,305)
Purchase of long-term investment	(3,106,692)
Increase in restricted cash			(75,758)
Investment in affiliates	(2,978,360)	(1,554,229)	(885,119)
Net cash used in investing activities	(34,565,150)	(20,818,246)	(6,149,500)
Cash flows from financing activities:
Gross proceeds from issuance of ordinary shares in the initial public offering			115,920,000
(Issuance costs of) refunds from the initial public offering		31,022	(10,777,495)
Proceeds from issuance of ordinary shares upon exercise of stock options and vesting of restricted shares	407,569	649,672
Contribution from noncontrolling interest of subsidiaries	2,178,103
Dividend distribution	(7,856,908)
Payment for purchase of treasury stock	(8,520,763)
Net cash provided by (used in) financing activities	(13,791,999)	680,694	105,142,505
Effect of exchange rate changes	1,105,299	2,440,571	729,809
Net increase (decrease) in cash and cash equivalents	(17,298,184)	3,589,642	121,153,923
Cash and cash equivalents- beginning of year	136,859,336	133,269,694	12,115,771
Cash and cash equivalents- end of year	119,561,152	136,859,336	133,269,694
Supplemental disclosure of cash flow information:
Cash paid for income taxes	9,238,287	13,290,599	242,146
Supplemental disclosure of non-cash investing and financing activities:
Reclassification of derivative liabilities to additional paid-in capital upon modification of Series A convertible redeemable preferred shares			2,153,500
Issuance of ordinary shares upon conversion of Series A convertible redeemable preferred shares			4,478,190
Purchase of property and equipment in accounts payable	216,251	352,689	124,916
Purchases
Changes in operating assets and liabilities:
Trading securities			(15,875,634)
Proceeds
Changes in operating assets and liabilities:
Trading securities			$ 16,021,002